Supplemental Guarantor Information - Schedule of Supplemental Condensed Consolidated Statement of Cash Flow (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities
Profit before tax from continuing operations	€ 1,867	€ 1,620	[1]	€ 920	[1]
Profit before tax from discontinued operations	146	121		113
Profit before tax	2,013	1,741		1,033
Finance costs (net)	349	383		389
Share of equity accounted investments' profit	(65)	(42)		(44)
Group operating profit	2,238	2,027		1,277
Depreciation charge	1,006	1,009		843
Amortisation of intangible assets	66	71		55
Impairment charge		23		44
Share-based payment (income)/expense	65	46		27
Other (primarily pension payments)	(186)	(65)		(47)
Net movement on working capital and provisions	(209)	56		585
Cash generated from operations	2,980	3,167		2,784
Interest paid (including finance leases)	(317)	(346)		(302)
Corporation tax paid	(474)	(481)		(235)
Net cash inflow/(outflow) from operating activities	2,189	2,340		2,247
Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)	222	283		889
Interest received	11	8		8
Dividends received from equity accounted investments	31	40		53
Purchase of property, plant and equipment	(1,044)	(853)		(882)
Acquisition of subsidiaries (net of cash acquired)	(1,841)	(149)		(7,296)
Deferred and contingent acquisition consideration paid	(53)	(57)		(59)
Net cash inflow/(outflow) from investing activities	(2,685)	(735)		(7,306)
Cash flows from financing activities
Proceeds from issue of shares (net)	42	52		1,593
Proceeds from exercise of share options				57
Increase in interest-bearing loans, borrowings and finance leases	1,010	600		5,633
Net cash flow arising from derivative financial instruments	169	(5)		47
Premium paid on early debt redemption	(18)			(38)
Treasury/own shares purchased	(3)	(4)		(3)
Repayment of interest-bearing loans, borrowings and finance leases	(343)	(2,015)		(2,744)
Dividends paid to equity holders of the Company	(469)	(352)		(379)
Dividends paid to non-controlling interests	(8)	(8)		(4)
Net cash (outflow)/inflow from financing activities	343	(1,732)		4,162
(Decrease)/increase in cash and cash equivalents	(153)	(127)		(897)
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	2,449	2,518		3,295
Translation adjustment	(161)	58		120
(Decrease)/increase in cash and cash equivalents	(153)	(127)		(897)
Cash and cash equivalents at 31 December	2,135	2,449		2,518
Guarantor [member]
Cash flows from operating activities
Profit before tax from continuing operations	1,843	1,593		915
Profit before tax from discontinued operations	146	121		113
Profit before tax	1,989	1,714		1,028
Finance costs (net)	(2)	(2)		(1)
Share of subsidiaries' loss/(profit) before tax	(1,900)	(1,650)		483
Share of equity accounted investments' profit	(65)	(42)		(44)
Loss/(profit) on disposals				7
Group operating profit	22	20		1,473
Share-based payment (income)/expense	(1)	(3)		(2)
Amounts due from subsidary undertakings				(1,460)
Cash generated from operations	21	17		11
Net cash inflow/(outflow) from operating activities	21	17		11
Cash flows from investing activities
Interest received	2	2		1
Advances from subsidiary and parent undertakings	407	287		(699)
Net cash inflow/(outflow) from investing activities	409	289		(698)
Cash flows from financing activities
Proceeds from issue of shares (net)	42	52
Proceeds from exercise of share options				57
Increase in interest-bearing loans, borrowings and finance leases				9
Treasury/own shares purchased	(3)	(4)		(3)
Repayment of interest-bearing loans, borrowings and finance leases		(9)
Dividends paid to equity holders of the Company	(469)	(352)		(379)
Net cash (outflow)/inflow from financing activities	(430)	(313)		(316)
(Decrease)/increase in cash and cash equivalents		(7)		(1,003)
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	401	408		1,411
(Decrease)/increase in cash and cash equivalents		(7)		(1,003)
Cash and cash equivalents at 31 December	401	401		408
CRH America, Inc [member]
Cash flows from operating activities
Profit before tax from continuing operations	90	104		74
Profit before tax	90	104		74
Finance costs (net)	(7)	(9)		(12)
Share of subsidiaries' loss/(profit) before tax	(83)	(95)		(62)
Net movement on working capital and provisions	(11)	(1)		(9)
Cash generated from operations	(11)	(1)		(9)
Interest paid (including finance leases)	(236)	(266)		(283)
Corporation tax paid	(29)	(41)		(29)
Net cash inflow/(outflow) from operating activities	(276)	(308)		(321)
Cash flows from investing activities
Interest received	242	275		333
Advances from subsidiary and parent undertakings	356	644		(632)
Net cash inflow/(outflow) from investing activities	598	919		(299)
Cash flows from financing activities
Increase in interest-bearing loans, borrowings and finance leases	6			1,584
Net cash flow arising from derivative financial instruments	11	25		15
Premium paid on early debt redemption	(18)			(38)
Repayment of interest-bearing loans, borrowings and finance leases	(321)	(636)		(968)
Net cash (outflow)/inflow from financing activities	(322)	(611)		593
(Decrease)/increase in cash and cash equivalents				(27)
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January				25
Translation adjustment				2
(Decrease)/increase in cash and cash equivalents				(27)
Non-Guarantor subsidiaries [member]
Cash flows from operating activities
Profit before tax from continuing operations	1,836	1,589		(559)
Profit before tax from discontinued operations	146	121		113
Profit before tax	1,982	1,710		(446)
Finance costs (net)	358	394		402
Share of equity accounted investments' profit	(65)	(42)		(44)
Loss/(profit) on disposals	(59)	(55)		(108)
Group operating profit	2,216	2,007		(196)
Depreciation charge	1,006	1,009		843
Amortisation of intangible assets	66	71		55
Impairment charge		23		44
Share-based payment (income)/expense	66	49		29
Other (primarily pension payments)	(186)	(65)		(47)
Amounts due from subsidary undertakings				1,460
Net movement on working capital and provisions	(198)	57		594
Cash generated from operations	2,970	3,151		2,782
Interest paid (including finance leases)	(323)	(355)		(352)
Corporation tax paid	(445)	(440)		(206)
Net cash inflow/(outflow) from operating activities	2,202	2,356		2,224
Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)	222	283		889
Interest received	9	6		7
Dividends received from equity accounted investments	31	40		53
Purchase of property, plant and equipment	(1,044)	(853)		(882)
Acquisition of subsidiaries (net of cash acquired)	(1,841)	(149)		(7,296)
Other investments and advances	(11)	(7)		(19)
Deferred and contingent acquisition consideration paid	(53)	(57)		(59)
Net cash inflow/(outflow) from investing activities	(2,687)	(737)		(7,307)
Cash flows from financing activities
Proceeds from issue of shares (net)				1,593
Transactions involving non-controlling interests	(37)
Advances to subsidiary and parent undertakings	(763)	(931)		1,331
Increase in interest-bearing loans, borrowings and finance leases	1,004	600		4,040
Net cash flow arising from derivative financial instruments	158	(30)		32
Repayment of interest-bearing loans, borrowings and finance leases	(22)	(1,370)		(1,776)
Dividends paid to non-controlling interests	(8)	(8)		(4)
Net cash (outflow)/inflow from financing activities	332	(1,739)		5,216
(Decrease)/increase in cash and cash equivalents	(153)	(120)		133
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	2,048	2,110		1,859
Translation adjustment	(161)	58		118
(Decrease)/increase in cash and cash equivalents	(153)	(120)		133
Cash and cash equivalents at 31 December	1,734	2,048		2,110
Eliminate and reclassify [member]
Cash flows from operating activities
Profit before tax from continuing operations	(1,902)	(1,666)		490
Profit before tax from discontinued operations	(146)	(121)		(113)
Profit before tax	(2,048)	(1,787)		377
Share of subsidiaries' loss/(profit) before tax	1,983	1,745		(421)
Share of equity accounted investments' profit	65	42		44
Interest paid (including finance leases)	242	275		333
Net cash inflow/(outflow) from operating activities	242	275		333
Cash flows from investing activities
Interest received	(242)	(275)		(333)
Advances from subsidiary and parent undertakings	(763)	(931)		1,331
Net cash inflow/(outflow) from investing activities	(1,005)	(1,206)		998
Cash flows from financing activities
Advances to subsidiary and parent undertakings	763	931		(1,331)
Net cash (outflow)/inflow from financing activities	763	931		(1,331)
CRH and subsidiaries [member]
Cash flows from operating activities
Profit before tax from continuing operations	1,867	1,620		920
Profit before tax from discontinued operations	146	121		113
Profit before tax	2,013	1,741		1,033
Finance costs (net)	349	383		389
Share of equity accounted investments' profit	(65)	(42)		(44)
Loss/(profit) on disposals	(59)	(55)		(101)
Group operating profit	2,238	2,027		1,277
Depreciation charge	1,006	1,009		843
Amortisation of intangible assets	66	71		55
Impairment charge		23		44
Share-based payment (income)/expense	65	46		27
Other (primarily pension payments)	(186)	(65)		(47)
Net movement on working capital and provisions	(209)	56		585
Cash generated from operations	2,980	3,167		2,784
Interest paid (including finance leases)	(317)	(346)		(302)
Corporation tax paid	(474)	(481)		(235)
Net cash inflow/(outflow) from operating activities	2,189	2,340		2,247
Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)	222	283		889
Interest received	11	8		8
Dividends received from equity accounted investments	31	40		53
Purchase of property, plant and equipment	(1,044)	(853)		(882)
Acquisition of subsidiaries (net of cash acquired)	(1,841)	(149)		(7,296)
Other investments and advances	(11)	(7)		(19)
Deferred and contingent acquisition consideration paid	(53)	(57)		(59)
Net cash inflow/(outflow) from investing activities	(2,685)	(735)		(7,306)
Cash flows from financing activities
Proceeds from issue of shares (net)	42	52		1,593
Proceeds from exercise of share options				57
Transactions involving non-controlling interests	(37)
Increase in interest-bearing loans, borrowings and finance leases	1,010	600		5,633
Net cash flow arising from derivative financial instruments	169	(5)		47
Premium paid on early debt redemption	(18)			(38)
Treasury/own shares purchased	(3)	(4)		(3)
Repayment of interest-bearing loans, borrowings and finance leases	(343)	(2,015)		(2,744)
Dividends paid to equity holders of the Company	(469)	(352)		(379)
Dividends paid to non-controlling interests	(8)	(8)		(4)
Net cash (outflow)/inflow from financing activities	343	(1,732)		4,162
(Decrease)/increase in cash and cash equivalents	(153)	(127)		(897)
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January	2,449	2,518		3,295
Translation adjustment	(161)	58		120
(Decrease)/increase in cash and cash equivalents	(153)	(127)		(897)
Cash and cash equivalents at 31 December	€ 2,135	€ 2,449		€ 2,518

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.